Rights of use of assets and lease liabilities (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Rights of use of assets and lease liabilities
Beginning of the year	$ 162,976	$ 148,926
Additions	49,411	43,291
Incorporation by business combination (i)	0	12,795
Disposal	(387)	(13,273)
Depreciation charges	(38,317)	(36,897)
Currency translation adjustment	(2,460)	(5,885)
End of the year	171,382	162,976
Remeasurement	$ 159	$ 14,019